SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |_|
                          Pre-Effective Amendment No.               |_|
                        Post-Effective Amendment No. 1              |X|

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                       |_|
                                Amendment No. 3                     |X|


                              ADVISORS SERIES TRUST
               (Exact name of registrant as specified in charter)

                       4455 E. Camelback Road, Suite 261E
                                Phoenix, AZ 85018
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number (including area code): (602) 952-1100


                               ROBERT H. WADSWORTH
                              Advisors Series Trust
                       4455 E. Camelback Road, Suite 261E
                                Phoenix, AZ 85018
               (Name and address of agent for service of process)


     Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.


It is proposed that this filing will become effective (check appropriate box)

|_| Immediately upon filing pursuant to paragraph (b)

|_| On             pursuant to paragraph (b)

|_| 60 days after filing pursuant to paragraph (a)(1)

|_| On             pursuant to paragraph (a)(1)

|X| 75 days after filing pursuant to paragraph (a)(2)

|_| On             pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

         Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously elected to register an indefinite number of shares of beneficial interest, $.001.

         The Registrant has not yet filed a 24f-2 Notice.


                              CROSS REFERENCE SHEET
                            (as required by Rule 495)

NA Item No.                                                       Location


Part A -- Prospectus of Kaminski Poland Fund


Item 1.  Cover Page...........................................    Cover Page
Item 2.  Synopsis.............................................    Expense Table
Item 3.  Condensed Financial Information......................    General Information
Item 4.  General Description of Registrant....................    Investment Objective and Policies; General
                                                                  Information; Appendix
Item 5.  Management of Fund ..................................    Management of the Fund; Investor Guide
Item 5A. Management's Discussion of Fund Performance..........    Not applicable
Item 6.  Capital Stock and Other Securities...................    Distributions and Taxes; General Information
Item 7.  Purchase of Securities Being Offered.................    Investor Guide
Item 8.  Redemption or Repurchase.............................    How to Redeem Your Shares
Item 9.  Pending Legal Proceedings............................    Not Applicable


Part B - Statement of Additional Information of Kaminski Poland Fund


Item 10. Cover Page...........................................    Cover Page
Item 11. Table of  Contents...................................    Table of Contents
Item 12. General Information and History......................    Not Applicable
Item 13. Investment Objectives and Policies...................    Investment Objectives and Policies
Item 14. Management of the Fund...............................    Management of the Fund
Item 15. Control Persons and Principal
          Holders of Securities...............................    General Information
Item 16. Investment Advisory and Other Services...............    Management; General Information
Item 17. Brokerage Allocation and Other Practices.............    Portfolio Transactions and Brokerage
Item 18. Capital Stock and Other Practices....................    General Information
Item 19. Purchase, Redemption and Pricing
         of Securities Being Offered..........................    Net Asset Value
Item 20. Tax Status...........................................    Taxation
Item 21. Underwriters.........................................    Not Applicable
Item 22. Calculation of  Performance Data.....................    Performance Information
Item 23. Financial Statements.................................    Not Applicable


Part C

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to the Registration Statement.

                    Preliminary Prospectus dated April , 1997
                              SUBJECT TO COMPLETION

A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. Information contained herein is subject to completion or amendment. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such jurisdiction.


                              Kaminski Poland Fund
                         210 North 2nd Street, Suite 050
                              Minneapolis, MN 55401
                                 (888) POL-FUND


         The Kaminski Poland Fund (the "Fund") is a mutual fund that seeks long term growth by investing in publicly traded securities of companies based in the Republic of Poland. Kaminski Asset Management, Inc. (the "Advisor") is the investment advisor to the Fund. There can be no assurance that the Fund will achieve its investment objective.

         The securities market in Poland is considered an "emerging market" with greater risks than are present in the more developed economy and market of the U.S. The Fund should not be considered a complete investment program. See "Special Considerations and Risks" at page 12.


         This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. The Fund is a separate series of Advisors Series Trust (the "Trust"), an open-end registered management investment company. A Statement of Additional Information ("SAI") dated , 1997, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge upon request to the Fund at the address or telephone number given above.


         Mutual fund shares are not deposits or obligations of (or endorsed or guaranteed by) any bank, nor are they federally insured or otherwise protected by the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other agency. Investing in mutual funds involves investment risks, including the possible loss of principal, and their value and return will fluctuate.



These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                             Prospectus dated , 1997

                                TABLE OF CONTENTS


Expense Table...............................      2
Investment Objective and Policies...........      3
Management of the Fund......................      5
Investor Guide..............................      6
Services Available to Shareholders..........      7
How to Redeem Your Shares...................      8
Distributions and Taxes.....................     10
General Information.........................     10

Appendix....................................     11


                                  EXPENSE TABLE

Expenses are one of several factors to consider when investing in the Fund. There are two types of expenses involved: shareholder transaction expenses, such as sales loads, and annual operating expenses, such as investment advisory fees.


Shareholder Transaction Expenses
     Maximum Sales Load Imposed on Purchases......................         None
     Maximum Sales Load Imposed on Reinvested Dividends...........         None
     Deferred Sales Load..........................................         None
     Redemption Fees..............................................         None

Annual Operating Expenses
   (As a percentage of average net assets)

Investment Advisory Fees...........................................        1.45%
12b-1 Fees.........................................................        0.25%
Other Expenses (estimated for the current fiscal year).............        1.05%
Total Operating Expenses (estimated for the current fiscal year)...        2.75%

The purpose of the above table is to provide an understanding of the various expenses which may be borne directly or indirectly by an investment in the Fund. Actual expenses may be more or less than those shown. The Fund's total operating expenses are not expected to exceed 2.75% of average net assets annually, but in the event that they do, the Advisor has agreed to reduce its fees to insure that the expenses for the Fund will not exceed 2.75%. If the Advisor did not limit the Fund's expenses, it is expected that "Other Expenses" in the above table would be 1.55%, and "Total Operating Expenses" would be 3.25%. If the Advisor does waive any of its fees, the Fund may reimburse the Advisor in future years. See "Management of the Fund."


Example

This table illustrates the net operating expenses that would be incurred by an investment in the Fund over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period.


 1 Year                                      3 Years
 $ 28                                        $ 85


The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. See "Management of the Fund."


The minimum initial investment in the Fund is $1,000, with subsequent minimum investments of $250 or more.

                       INVESTMENT OBJECTIVES AND POLICIES

What is the Fund's investment objective?
The investment objective of the Fund is long term growth of capital. There can be no assurance that the Fund will achieve its objective.

How does the Fund seek to achieve its objective?
Kaminski Asset Management, Inc. (the "Advisor") selects equity securities for the Fund's portfolio that are issued by companies based in the Republic of Poland. While there are currently more than 120 stocks listed on the Warsaw Stock Exchange, and the Fund will invest only in certain of these stocks and will have a fairly limited portfolio. In addition, the Fund may invest in shares of investment companies that are being created as part of the privatization of state-owned companies.

In selecting stocks for the Fund's portfolio, the Advisor will purchase stocks only of issuers with aggregate market capitalization greater than $20 million and an annual rate of earnings growth that is greater than 10%. After a security is purchased, if it subsequently fails to meet either of these criteria, the Advisor will consider some or all of the position, but it is not required to eliminate the security from the Fund's portfolio. This is an operating policy of the Fund, and not a fundamental policy, and it may be changed by a vote of the Trustees of the Trust.

The Advisor does not expect the Fund's annual turnover rate to exceed 50%.

What investment opportunities exist in the Republic of Poland?

Until relatively recently, Poland had a centrally planned economy, primarily influenced by socialist and communist political philosophies and characterized by nationalized industries, fixed prices and limited external trade. Since the late 1980's, the Republic of Poland has undertaken political and economic reforms, founded upon an ideological shift from socialism and communism to capitalism. In 1990, a fully free election for the government was held. These reforms have had the effect of creating a market-driven economy and have made foreign investment possible.

The transition to a market-driven economy has been difficult and had the immediate effect of high inflation rates, increased unemployment and a significant decline in living standards as real wages fell. In addition, most of Poland's external trade was formerly limited to the former Soviet Union and other Warsaw Pact countries. As a consequence of all of these factors, Poland experienced a significant drop in GDP.

In the last two years, these reforms have led to an improvement in the economy of the Republic of Poland, which has been growing in real terms. In addition, significant progress has been made in all in reducing inflation and government budget deficits.

In 1995, the GDP of the Republic of Poland was approximately $123.5 billion. By way of comparison, in the same period, the GDP for the United States was $7.3 trillion. In 1995, the average GDP per capita of Poland was $2,260. By way of comparison, in the same year, the GDP per capita for Germany was $29,643.

The Advisor believes that current conditions in Poland will result in a significant level of economic activity, offering the potential for long-term capital appreciation from investment in equity securities of issuers based there. The strategic location of Poland between Western Europe and Russia and Asia should benefit its economy by permitting it to take advantage of the modernization, technology and capital available in Western Europe and the large consumer base to the east. The privatization of formerly state-run enterprises and the substantial restructuring of established industries as the economy shifts from a quota-driven command economy to a free market, supply and demand-driven economy and as companies begin to identify and exploit domestic and export markets should result in investment opportunities. The private sector, however, is not as developed in Poland as it is in Western Europe.

The total population of Poland is approximately 38.6 million and is well-educated, with literacy rates that compare favorably to those in Western Europe. For example, the literacy rates averaged 99% in 1993 as compared with 100% in Germany in the same period. Annual wage rates, however, are significantly lower than in the United States and Germany.

What risks are associated with an investment in the Fund?

There are risks associated with all securities, but an investment in the Fund entails more risks than in most other mutual funds. First, there are currency risks. Most of the Fund's portfolio securities will be denominated in Polish zlotys, and changes in the value of the zloty relative to the U.S. dollar will affect the Fund's net asset value. If the dollar increases in value in relation to the zloty and the price of securities is unchanged, the value of the Fund's portfolio will decrease, and vice versa. Second, regulation of securities and the Warsaw Stock Exchange is different from securities and market regulation in the U.S. Third, the securities market in Poland is considered to be an "emerging market," with greater risks than are present in the more developed economy and market of the U.S. Finally, because the Fund concentrates its investments in Poland, it will be subject to economic and political developments that affect that country, unlike other international funds which diversify among several countries. These risks are described in detail in the Appendix beginning on page 12, and you should read this Appendix carefully before investing. Also, you should not consider the Fund to be a complete investment program, in which you should invest all of your assets.

Other securities the Fund might purchase and other investment techniques.

Under normal market conditions, the Fund will invest at least 80% of its total assets in common stocks of companies based in the Republic of Poland. If the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest without limit in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements. The Fund may buy or write options on equities and on stock indices, and it may engage in foreign exchange transactions. More information about these investments is contained in the SAI.


Lending securities.
To increase its income, the Fund may lend securities from its portfolio to brokers, dealers and other financial institutions. No more than one-third of the Fund's total assets may be represented by loaned securities. The Fund's loans of portfolio securities will be collateralized at all times by high quality liquid securities equal in value to the securities loaned.

Investment restrictions.

The Fund has adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares. As a fundamental policy the Fund must, under normal circumstances, invest at least 80% of its assets in securities of issuers based in the Republic of Poland. The Fund is diversified, which means that as to 75% of its total assets, no more than 5% may be invested in the securities of a single issuer and that no more than 10% of its total assets may be invested in the voting securities of such issuer.


There is, of course, no assurance that the Fund's objective will be achieved. Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes.

                             MANAGEMENT OF THE FUND

The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund.

The Advisor.


     The Fund's Advisor is Kaminski Asset Management, Inc. 210 North 2nd Street, Suite 050, Minneapolis, MN 55401. The Advisor, which is controlled by M.G. Kaminski, commenced operations in December, 1996. Mr. Kaminski is the President and Chief Executive Officer of the Advisor and the portfolio manager of the Fund. Neither the Advisor nor Mr. Kaminski has previously advised a mutual fund, but Mr. Kaminski, who was from October, 1992 until December 1996 a Vice President of PaineWebber Incorporated, was responsible for client assets aggregating approximately $100 million in 1996. Prior to joining PaineWebber, Mr. Kaminski was associated with Piper Jaffray Inc.

The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee based upon the average daily net assets of the Fund at the annual rate of 1.45% of average net assets on the first $20 million of net assets of the Fund, reduced to 1.25% on assets in excess of $20 million. This fee is higher than that paid by most mutual funds.


The Administrator.
Investment Company Administration Corporation (the "Administrator") prepares various federal and state regulatory filings, reports and returns for the Fund, prepares reports and materials to be supplied to the trustees, monitors the activities of the Fund's custodian, shareholder servicing agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the rate annual rate of 0.25%, subject to a $30,000 annual minimum.

Other operating expenses.
The Fund is responsible for its own operating expenses, including but not limited to, the advisory and administration fees, custody and shareholder servicing agent fees, legal and auditing expenses, federal and state registration fees, and fees to the Trust's disinterested trustees. The Advisor may reduce its fees or reimburse the Fund for expenses at any time in order to reduce the Fund's expenses. Reductions made by the Advisor in its fees or payments or reimbursements of expenses which are the Fund's obligation are subject to reimbursement by the Fund provided the Fund is able to do so and remain in compliance with any applicable expense limitations. Brokerage transactions. The Advisor considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Advisor may lawfully and appropriately use in its investment advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Advisor may also consider the sale of Fund shares as a factor in selecting broker-dealers for the Fund's portfolio transactions.

                                 INVESTOR GUIDE

How to purchase shares of the Fund.
There are two ways to purchase shares of the Fund. Both of them require you to complete an Application Form, which accompanies this Prospectus. If you have questions about how to invest, or about how to complete the Application Form, please call an account representative at (800) 000- 0000.


You may send money to the Fund by mail. If you wish to invest by mail, simply complete the Application Form and mail it with a check (made payable to the Kaminski Poland Fund) to the Fund's Shareholder Servicing Agent:

    Kaminski Poland Fund
    P.O. Box 000
    Cincinnati, OH 45264-0856


You may wire money to the Fund.
Before sending a wire, you should call the Fund at (800) 000-0000 between 9:00 a.m. and 5:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading, in order to receive an account number. It is important to call and receive this account number, because if your wire is sent without it or without the name of the Fund, there may be a delay in investing the money you wire. You should then ask your bank to wire money to:


    Star Bank, N.A. Cinti/Trust
    ABA # 0420-0001-3
    for credit to Kaminski Poland Fund
    D.A. #
    for further credit to [your name and account #]

    Your bank may charge you a fee for sending a wire to the Fund. Minimum investments.

The minimum initial investment in the Fund is $1,000. The minimum subsequent investment is $250.

Subsequent investments.You may purchase additional shares of the Fund by sending a check, with the stub from an account statement, to the Fund at the address above. Please also write your account number on the check. (If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.) If you want to send additional money for investment by wire, it is important for you to call the Fund at (800) 000- 0000. When is money invested in the Fund? Any money received for investment in the Fund, whether sent by check or by wire, is invested at the net asset value of the Fund which is next calculated after the money is received (assuming the check or wire correctly identifies the Fund and account). The net asset value is calculated at the close of regular trading of the NYSE, currently 4:00 p.m., Eastern time. A check or wire received after the NYSE closes is invested as of the next calculation of the Fund's net asset value.. What is the net asset value of the Fund? The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of its shares outstanding. In calculating the net asset value, portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values determined in good faith by or under the supervision of the Board of Trustees of the Trust. The fair value of short-term obligations with remaining maturities of 60 days or less is considered to be their amortized cost. Other information. First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix, AZ 85018, an affiliate of the Administrator, is the principal underwriter ("Distributor") of the Fund's shares. The Distributor may waive the minimum investment requirements for purchases by certain group or retirement plans. All investments must be made in U.S. dollars, and checks must be drawn on U.S. banks. Third party checks will not be accepted. A charge may be imposed if any check used for investment does not clear. The Fund and the Distributor reserve the right to reject any investment, in whole or in part. Federal tax law requires that investors provide a certified taxpayer identification number and other certifications on opening an account in order to avoid backup withholding of taxes. See the Application Form for more information about backup withholding. The Fund is not required to issue share certificates; all shares are normally held in non-certificated form on the books of the Fund, for the account of the shareholder.

                       SERVICES AVAILABLE TO SHAREHOLDERS

Retirement Plans.
You may obtain a prototype IRA plan from the Fund. Shares of the Fund are also eligible investments for other types of retirement plan.

Automatic investing by check.
You may make regular monthly investments in the Fund using the "Check-A-Magic Plan." A check is automatically drawn on your personal checking account each month for a predetermined amount

(but not less than $50), as if you had written it directly. Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the current net asset value. Applications for this service are available from the Fund. There is no charge by the Fund for this service. The Fund may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Shareholder Servicing Agent in writing, sufficiently in advance of the next withdrawal. Automatic withdrawals. The Fund offers a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. To start this Program, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each month or quarter is $50. The Program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty. A withdrawal under the Systematic Withdrawal Program involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

                            HOW TO REDEEM YOUR SHARES

You have the right to redeem all or any portion of your shares of the Fund at their net asset value on each day the NYSE is open for trading.

Redemption in writing.
You may redeem your shares by simply sending a written request to the Fund. You should give your account number and state whether you want all or part of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to:


    Kaminski Poland Fund
    24 West Carver Street, 2nd Floor
    Huntington, NY 11743 Signature guarantee.


If the value of the shares you wish to redeem exceeds $5,000, the signatures on the redemption request must be guaranteed by an "eligible guarantor institution." These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing a signature must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

Redemption by telephone.
If you complete the Redemption by Telephone portion of the Fund's Application Form, you may redeem shares on any business day the NYSE is open by calling the Fund's Shareholder Servicing Agent at (800) 000-0000 before 4:00 p.m. Eastern time. Redemption proceeds will be mailed or wired, at your direction, on the next business day to the bank account you designated on the Application Form. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds). Telephone redemptions cannot be made for IRA accounts.

By establishing telephone redemption privileges, you authorize the Fund and its Shareholder Servicing Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the bank account designated in the Application Form. The Fund and the Shareholder Servicing Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions. If these normal identification procedures are followed, neither the Fund nor the Shareholder Servicing Agent will be liable for any loss, liability, or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60-days' notice to shareholders.

You may request telephone redemption privileges after your account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.

What price is used for a redemption?
The redemption price is the net asset value of the Fund's shares, next determined after shares are validly tendered for redemption. All signatures of account holders must be included in the request, and a signature guarantee, if required, must also be included for the request to be valid.

When are redemption payments made?
As noted above, redemption payments for telephone redemptions are sent on the day after the telephone call is received. Payments for redemptions sent in writing are normally made promptly, but no later than seven days after the receipt of a valid request. However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the Securities and Exchange Commission.

If shares were purchased by wire, they cannot be redeemed until the day after the Application Form is received. If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process which may take up to 15 days. This delay can be avoided by investing by wire or by using a certified or official bank check to make the purchase.



Other information about redemptions.

A redemption may result in recognition of a gain or loss for federal income tax purposes. Due to the relatively high cost of maintaining smaller accounts, the shares in your account (unless it is a retirement plan or Uniform Gifts or Transfers to Minors Act account) may be redeemed by the Fund if, due to redemptions you have made, the total value of your account is reduced to less than $500. If the Fund determines to make such an involuntary redemption, you will first be notified that the value of your account is less than $500, and you will be allowed 30 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

                             DISTRIBUTIONS AND TAXES

Dividends and other distributions.
Dividends from net investment income, if any, are normally declared and paid by the Fund in December. Capital gains distributions, if any, are also normally made in December, but the Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during any year.
Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless you have previously requested in writing to the Shareholder Servicing Agent that payment be made in cash.

Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the record date by the amount of the dividend or distribution. You should note that a dividend or distribution paid on shares purchased shortly before that dividend or distribution was declared will be subject to income taxes even though the dividend or distribution represents, in substance, a partial return of capital to you.

Taxes

The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code. As long as the Fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income or excise taxes. Distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment ) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. You will be informed annually of the amount and nature of the Fund's distributions. Additional information about taxes is set forth in the Statement of Additional Information. You should consult your own advisers concerning federal, state and local taxation of distributions from the Fund.

                               GENERAL INFORMATION

The Trust.

The Trust was organized as a Delaware business trust on October 3, 1996. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. The fiscal year of the Fund ends on November 30.

Shareholder Rights
Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Investment Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

Performance Information.

From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of those shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income. You should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

Shareholder Inquiries.
Shareholder  inquiries should be directed to the Shareholder  Servicing Agent at
(800) 000-0000.


                                    APPENDIX

                        SPECIAL CONSIDERATIONS AND RISKS

Because the Fund will invest primarily in equity securities of issuers based in the Republic of Poland, an investor in the Fund should be aware of special considerations and risks relating to investments in those issuers, and international investment generally, which typically are not associated with investments in securities issued by U.S. companies. The Fund is designed for long term investment, and an investment in its shares should be considered speculative.

Currency fluctuations

The Fund generally will hold assets denominated and traded in the Polish zloty, and most of its income will be received or realized in zlotys, although the Fund will compute its net asset value and calculate and distribute any income in U.S. dollars. Accordingly, changes in the value of the zloty against the dollar will result in corresponding changes in the dollar value of the Fund's assets denominated in zlotys and in the Fund's net asset value, and will also change the dollar value of income and gains derived in zlotys. If the value of the zloty falls relative to the dollar between accrual of the income and the payment of Fund distributions, the amount of zlotys required to be converted into dollars to pay these distributions will increase, and the Fund could be required to sell portfolio securities to make the distributions. Similarly, if the value of the zloty declines between the time the Fund incurs expenses in dollars and the time the expenses are paid, the amount of zlotys required to be converted into dollars to pay the expenses will be greater than the zloty equivalent of such expenses at the time they were incurred.

The Advisor generally will not seek to hedge against a decline in the value of the Fund's portfolio securities resulting from a decline in the value of the zloty. As a result, the Fund will be subject to the risk of changes in the value of the zloty affecting the value of its portfolio securities, as well as the value of interest, dividends and net realized capital gains received in zlotys.

Economic and Political Factors

The economy of Poland generally differs from the U.S. economy in such respects as general development, rate of inflation, volatility of the rate of growth of gross domestic product, capital reinvestment and balance of payments position, among others. Poland has had a centrally planned socialist economy for many years. Recently the government has generally implemented reforms directed at economic liberalization, including efforts to decentralize the decision-making process and to establish market-oriented economics. However, there can be no assurance that current or future governments will continue to pursue these policies. Furthermore, the transition from a centrally planned, socialist economy to a competitive market economy has resulted in certain disruptions, and there can be no assurance that these disruptions will not occur again in the future. In addition, business entities in Poland do not have any significant recent history of operating in a market-oriented economy, and the ultimate impact of Poland's attempts to move toward a more market-oriented environment is unclear.

Although a democratic system of government is now generally established in Poland, the country remains exposed to risks of political change or periods of uncertainty. Nationalization, expropriation or confiscatory taxation, currency blockage, government regulation, social instability or diplomatic developments could adversely affect its economy or its securities markets. In addition, many of the countries near Poland are similarly exposed to these same uncertainties, and disruptions in any of these countries could adversely affect the economy of Poland.

As a result of Poland's recent socialist history, the country does not have a body of laws and court decisions comparable to those of the U.S. Laws may not exist to cover all contingencies or to protect adequately, and the administration of these laws may be subject to considerable discretion. There also can be no assurance that laws and related interpretations will not be changed or applied in a manner that will adversely affect the Fund and its assets.

     The Polish Commercial Code sets forth requirements regarding capitalization, shareholders meetings, records and auditing for Polish companies. Recent amendments to the Commercial Code are aimed at modernizing its legal norms and adapting them to models prevailing in the European Community. All joint stock companies, limited liability companies and certain other entities are required to have annually audited financial statements.

Foreign Investment and Repatriation

Currently, there are no restrictions on foreign investment in Polish securities, except with respect to securities of issuers whose business relates to operation of sea or air ports, real estate, the defense industry, wholesale trading of imported consumer goods or legal services. Investments may be made in such industries if authorization is obtained from the Ministry of Privatization. Also, permission must be sought from the relevant licensing authority to purchase shares of issuers in industries where licenses from the Polish government are required, such as the banking or brokerage industry or a business involving the production of alcohol, cigarettes or medicine.

In early 1990, internal convertibility of the Polish zloty was introduced. Both the initial investment in and any profits resulting from business activities may be freely repatriated, provided the currency exchange is made at an authorized foreign exchange bank. In the case of dividends, repatriation is only allowed after an audit certificate has been issued and the necessary taxes have been paid. The National Bank of Poland is responsible for overseeing the banking system in Poland and for controlling monetary policy and exchange rates.

Market Characteristics

The securities markets in Poland are much smaller than those in the U.S. The Warsaw Stock Exchange (the "WSE"), for example, has substantially less trading volume than the New York Stock Exchange, and its aggregate market capitalization at December 31, 1996 was less than 1% of the aggregate market capitalization of the New York Stock Exchange. There is also a high concentration of market capitalization and trading volume in a relatively small number of issuers representing a limited number of industries, as well as a high concentration of investors. As a result, the securities markets in Poland are subject to a lack of liquidity and high price volatility relative to the U.S. securities markets. In addition, securities traded in Poland may be subject to risks due to the inexperience of financial intermediaries, the lack of a sufficient capital base to expand operations and the possibility of restrictions on trading.

The government of Poland has established a Securities Commission (the "Commission") as its main administrative body responsible for monitoring the Polish securities market, supervising all public trading, including trading on the WSE, and regulating brokers. In addition, a Brokers Association is responsible for regulating the activities and conduct of brokers. Currently, there are two categories of publicly traded securities: securities listed on the WSE and securities traded over-the-counter. The disclosure requirements are less stringent for issuers whose securities are traded over-the-counter. Clearing and settlement occurs within three business days through the National Depository for Securities, which is operated by the WSE.

     Subject to Completion. Preliminary Statement of Additional Information dated April , 1997

Information   contained  herein  is  subject  to  completion  or  amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information does not constitute a prospectus.

                              KAMINSKI POLAND FUND

                       Statement of Additional Information

                                  Dated , 1997

This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the prospectus dated , 1997, as may be amended from time to time, of the Kaminski Poland Fund (the "Fund"), a series of Advisors Series Trust (the "Trust"). Kaminski Asset Management, Inc. (the "Advisor") is the Advisor to the Fund. A copy of the prospectus may be obtained from the Fund at 210 North 2nd Street, #050, Minneapolis, Minnesota, telephone number (612) 305-9026.




                                TABLE OF CONTENTS
                                                                     Cross-reference to sections
                                                          Page       in the prospectus



Investment Objective and Policies....................     B-2        The Fund at a Glance; The Fund in
                                                                     Detail

Management...........................................     B-11       Management of the Fund

Portfolio Transactions and Brokerage.................     B-13       Management of the Fund

Net Asset Value......................................     B-14       Investor Guide

Taxation  ...........................................     B-15       Distributions and Taxes

Dividends and Distributions..........................     B-17       Distributions and Taxes

Performance Information..............................     B-17       General Information

General Information..................................     B-18       General Information

Appendix.............................................     B-19       Not applicable

                       INVESTMENT OBJECTIVES AND POLICIES


         The investment objective of the Fund is long term growth of capital, which it attempts to achieve by investing in equity securities that are issued by companies based in the Republic of Poland. There is no assurance that the Fund will achieve its objective. The discussion below supplements information contained in the prospectus as to investment policies of the Fund.


Convertible Securities and Warrants

         The Fund may invest in convertible securities and warrants. A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

         A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).



Short-Term Investments

         The Fund may invest in any of the following securities and instruments:

         Bank Certificates or Deposit, Bankers' Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S.
Government.  If the  Fund  holds  instruments  of  foreign  banks  or  financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" below. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

         Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

         As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

         In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objectives and policies stated above and in its prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

         Savings Association Obligations. The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

         Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

         Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

         Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

Money Market Funds

         The Fund may under certain circumstances invest a portion of its assets in money market funds. The Investment Company Act of 1940 (the "1940 Act") prohibits the Fund from investing more than 5% of the value of its total assets in any one investment company. or more than 10% of the value of its total assets in investment companies as a group, and also restricts its investment in any investment company to 3% of the voting securities of such investment company. The Advisor will not impose advisory fees on assets of the Fund invested in a money market mutual fund. However, an investment in a money market mutual fund will involve payment by the Fund of its pro rata share of advisory and administrative fees charged by such fund.

Government Obligations

         The Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home
Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

         Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing
Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

         The Fund may invest in sovereign debt obligations of foreign countries. A sovereign debtor's willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to meet such conditions could result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debt in a timely manner.

Foreign Investments and Currencies

         The Fund will invest in securities of foreign issuers that are not publicly traded in the United States. The Fund may also invest in depositary receipts and in foreign currency futures contracts and may purchase and sell foreign currency on a spot basis.

         Depositary  Receipts.  Depositary  Receipts  ("DRs")  include  American
Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other forms of depositary receipts. DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.


         Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, which are described in the Fund's prospectus.


Options on Securities

         Purchasing Put and Call Options. The Fund may purchase covered "put" and "call" options with respect to securities which are otherwise eligible for purchase by the Fund subject to certain restrictions. The Fund will engage in trading of such derivative securities exclusively for hedging purposes.

         If the Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Advisor perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund is holding a security which it feels has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

         If the Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of the Fund in the underlying security and the price of the underlying security thereafter falls, the profit the Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.



         Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Fund generally will purchase only those options for which the Advisor believes there is an active secondary market to facilitate closing transactions.

         Writing Call Options. The Fund may write covered call options. A call option is "covered" if the Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

         Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

         The Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to the Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         Risks Of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying securities and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which the Fund may enter into options transactions may be limited by the Internal Revenue Code of 1986 (the "Code") requirements for qualification of the Fund as a regulated investment company. See "Dividends and Distributions" and "Taxation."

         In addition, when trading options on foreign exchanges, many of the protections afforded to participants in United States option exchanges will not be available. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See "Dealer Options" below.

         Dealer Options. The Fund will engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

         Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

         The Staff of the Securities and Exchange Commission (the "Commission") has taken the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

         Foreign Currency Options. The Fund may buy or sell put and call options on foreign currencies. A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Fund will use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of a call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options.

         As with other kinds of option transactions, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. The Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations: however, in the event of exchange rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

         Spread Transactions. The Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Forward Currency Contracts

         The Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S.

dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

Repurchase Agreements

         The Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited.
Repurchase agreements are considered to be loans under the 1940 Act.

When-Issued Securities, Forward Commitments and Delayed Settlements

         The Fund may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

         The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Advisor to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

         The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

         The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Borrowing

         The Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts up to 10% of the value of its total assets at the time of such borrowings. The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Lending Portfolio Securities

         The Fund may lend its portfolio securities in an amount not exceeding 30% of its total assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Fund. Any loan might be secured by any one or more of the three types of collateral. The terms of the Fund's loans must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any serious matter and must meet certain tests under the Code.

Short Sales

         The Fund is authorized to make short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales "against the box") and to make short sales of securities which it does not own or have the right to acquire.

         In a short sale that is not "against the box," the Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund is also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

         Short sales by the Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

         If the Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

         The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Advisor believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

         The extent to which the Fund may enter into short sales transactions may be limited by the Code requirements for qualification of the Fund as a regulated investment company. See "Taxation."

Illiquid Securities

         The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.



Risks of Investing in Small Companies

         As stated in the prospectus, the Fund may purchase securities of companies with market capitalization as low as $20 million. Additional risks of such investments include the markets on which such securities are frequently traded. In many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities. Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an investment in a fund that invests exclusively in larger, more established companies. The Advisor's research efforts may also play a greater role in selecting securities for the Fund than in a fund that invests in larger, more established companies.


Investment Restrictions

         The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the 1940 Act, of the outstanding voting securities of the Fund. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.


         As a matter of fundamental policy, the Fund is diversified; i.e., as to 75% of the value of a its total assets: (i) no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities); and (ii) the Fund may not purchase more than 10% of the outstanding voting securities of an issuer. The Fund's investment objective is also fundamental. The Fund will also, as a matter of fundamental policy, invest at least 80% of its total assets, under normal market conditions, in securities of issuers based in the Republic of Poland.


         In addition, the Fund may not:

         1. Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding; and (ii) this restriction shall not prohibit the Fund from engaging in options and foreign currency transactions or short sales;

         2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

         3. Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

         4. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities);

         5. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

         6. Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission;

         7. Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or

         8.  Make   investments  for  the  purpose  of  exercising   control  or
management.

         The Fund observes the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

         The Fund may not:

         1. Invest in the securities of other investment companies or purchase any other investment company's voting securities or make any other investment in other investment companies except to the extent permitted by federal law; or

         2. Invest more than 15% of its assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities which are determined by the Board of Trustees to be liquid).

                                   MANAGEMENT

         The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives and policies and to general supervision by the Board of Trustees.

         The Trustees and officers of the Trust, their ages and positions with the Trust, their business addresses and principal occupations during the past five years are:


Name, address and age          Position     Principal Occupation During Past Five Years

Walter E. Auch, Sr. (75)       Trustee      Director, Geotech Communications, Inc., Nicholas-Applegate
6001 N. 62d Place                           Investment Trust, Brinson Funds (since 1994), Smith Barney Trak
Paradise Valley, AZ 85253                   Fund, Pimco Advisors L.P., Banyan Realty Trust, Banyan Land Fund
                                            II and Legend Properties.

Eric M. Banhazl (39)*          Trustee,     Senior Vice President, Investment Company Administration
2025 E. Financial Way          President    Corporation; Vice President, First Fund Distributors; President,
Glendora, CA 91740             & Treasurer  RNC Mutual Fund Group; Treasurer, Guiness Flight Investment
                                            Funds, Inc. and Professionally Managed Portfolios.

Donald E. O'Connor (60)        Trustee      Retired;  formerly  Executive Vice President and
1700 Taylor  Avenue                         Chief  Operating  Officer of ICI Mutual  Insurance  Company
Fort Washington MD, 20744                   (until January,  1997),  Vice President,  Operations,
                                            Investment Company Institute (until June, 1993).

George T. Wofford III (57)     Trustee      Vice President, Information Services, Federal
305  Glendora  Circle                       Home  Loan  Bank of San Francisco  (since  March,  1993);
Danville,  CA  94526                        formerly  Director  of  Management  Information  Services,
                                            Morrison & Foerster (law firm).

Steven J. Paggioli (46)        Vice         Executive Vice President, Robert H. Wadsworth & Associates, Inc.
479 W. 22d Street              President    and Investment Company Administration Corporation; Vice President
New York, NY 10011                          First Fund Distributors, Inc.; President and Trustee, Professionally
                                            Managed Portfolios; Director, Managers Funds, Inc.

Robert H. Wadsworth (57)       Vice         President, Robert H. Wadsworth & Associates, Inc., Investment
4455 E. Camelback Road, 261E   President    Company Administration Corporation and First Fund Distributors, Inc.;
Phoenix, AZ 85018                           Vice President, Professionally Managed Portfolios; President,
                                            Guinness Flight Investment Funds, Inc.; Director, Germany Fund, Inc.,
                                            New Germany Fund, Inc. and Central European Equity Fund, Inc.

Chris O. Kissack (48)          Secretary    Employed by Investment Company Administration Corporation (since
4455 E. Camelback Road, 261E                July, 1996); formerly employed by Bank One, N.A. (from August, 1995
Phoenix, AZ 85018                           until July, 1996); O'Connor, Cavanagh,  Anderson, Killingsworth and
                                            Beshears  (law firm) (until  August, 1995) .


* denotes Trustee who is an "interested person" of the Trust under the 1940 Act.


Name and Position                        Aggregate Compensation from The Trust*
Walter E. Auch, Sr., Trustee             $5,000
Donald E. O'Connor, Trustee              $5,000
George T. Wofford III, Trustee           $5,000

*Estimated for the current fiscal year. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.


The Advisor

         Subject to the supervision of the Board of Trustees, investment management and related services are provided by the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement").

         Under the Advisory Agreement, the Advisor agrees to invest the assets of the Fund in accordance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's and Trust's governing documents, including, without limitation, the Trust's Agreement and Declaration of Trust and By-Laws; the Fund's prospectus, statement of additional information, and undertakings; and such other limitations, policies and procedures as the Trustees of the Trust may impose from time to time in writing to the Advisor. In providing such services, the Advisor shall at all times adhere to the provisions and restrictions contained in the federal securities laws, applicable state securities laws, the Code, and other applicable law.

         Without limiting the generality of the foregoing, the Advisor has agreed to (i) furnish the Fund with advice and recommendations with respect to the investment of the Fund's assets, (ii) effect the purchase and sale of portfolio securities; (iii) manage and oversee the investments of the Fund, subject to the ultimate supervision and direction of the Trust's Board of Trustees; (iv) vote proxies and take other actions with respect to the Fund's securities; (v) maintain the books and records required to be maintained with respect to the securities in the Fund's portfolio; (vi) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Fund's assets which the Trustees or the officers of the Trust may reasonably request; and (vi) render to the Trust's Board of Trustees such periodic and special reports as the Board may reasonably request. The Advisor has also agreed, at its own expense, to maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under the Advisory Agreement. Personnel of the Advisor may serve as officers of the Trust provided they do so without compensation from the Trust. Without limiting the generality of the foregoing, the staff and personnel of the Advisor shall be deemed to include persons employed or retained by the Advisor to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Advisor or the Trust's Board of Trustees may desire and reasonably request. With respect to the operation of the Fund, the Advisor has agreed to be responsible for the expenses of printing and distributing extra copies of the Fund's prospectus, statement of additional information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders); and the costs of any special Board of Trustees meetings or shareholder meetings convened for the primary benefit of the Advisor.

         As compensation for the Advisor's services, the Fund pays it an advisory fee at the rate specified in the prospectus. In addition to the fees payable to the Advisor and the Administrator, the Trust is responsible for its operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily net asset value and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund's shareholders and the Trust's Board of Trustees that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Trust's Board of Trustees or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of the Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and statements of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues; fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

         The Advisor may agree to waive certain of its fees or reimburse the Fund for certain expenses, in order to limit the expense ratio of the Fund. In that event, subject to approval by the Trust's Board of Trustees, the Fund may reimburse the Advisor in subsequent years for fees waived and expenses reimbursed, provided the expense ratio before reimbursement is less than the expense limitation in effect at that time.


         The Advisor is controlled by M. G. Kaminski.


         Under the Advisory Agreement, the Advisor will not be liable to the Trust or the Fund or any shareholder for any act or omission in the course of, or connected with, rendering services or for any loss sustained by the Trust except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith or gross negligence, or reckless disregard of its obligations and duties under the Agreement.

         The Advisory Agreement will remain in effect for a period not to exceed two years. Thereafter, if not terminated, the Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund.

         The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Trust. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

         The Administrator. The Administrator has agreed to be responsible for providing such services as the Trustees may reasonably request, including but not limited to (i) maintaining the Trust's books and records (other than financial or accounting books and records maintained by any custodian, transfer agent or accounting services agent); (ii) overseeing the Trust's insurance relationships; (iii) preparing for the Trust (or assisting counsel and/or auditors in the preparation of) all required tax returns, proxy statements and reports to the Trust's shareholders and Trustees and reports to and other filings with the Commission and any other governmental agency (the Trust agreeing to supply or cause to be supplied to the Administrator all necessary financial and other information in connection with the foregoing); (iv) preparing such applications and reports as may be necessary to permit the offer and sale of the shares of the Trust under the securities or "blue sky" laws of the various states selected by the Trust (the Trust agreeing to pay all filing fees or other similar fees in connection therewith); (v) responding to all inquiries or other communications of shareholders, if any, which are directed to the Administrator, or if any such inquiry or communication is more properly to be responded to by the Trust's custodian, transfer agent or accounting services agent, overseeing their response thereto; (vi) overseeing all relationships between the Trust and any custodian(s), transfer agent(s) and accounting services agent(s), including the negotiation of agreements and the supervision of the performance of such agreements; and (vii) authorizing and directing any of the Administrator's directors, officers and employees who may be elected as Trustees or officers of the Trust to serve in the capacities in which they are elected. All services to be furnished by the Administrator under this Agreement may be furnished through the medium of any such directors, officers or employees of the Administrator.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Advisory Agreement states that the Advisor shall be responsible for broker-dealer selection and for negotiation of brokerage commission rates, provided that the Advisor shall not direct orders to an affiliated person of the Advisor without general prior authorization to use such affiliated broker or dealer by the Trust's Board of Trustees. The Advisor's primary consideration in effecting a securities transaction will be execution at the most favorable price. In selecting a broker-dealer to execute each particular transaction, the Advisor may take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. The price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

         Subject to such policies as the Advisor and the Board of Trustees of the Trust may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor's overall responsibilities with respect to the Fund. The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Advisor, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Advisor and the Trust, indicating the broker-dealers to whom such allocations have been made and the basis therefor. The Advisor is also authorized to consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions, subject to the requirements of best execution, i.e., that such brokers or dealers are able to execute the order promptly and at the best obtainable securities price.

         On occasions when the Advisor deems the purchase or sale of a security to be in the best interest of the Fund as well as other clients of the Advisor, the Advisor, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.

                                 NET ASSET VALUE

         The net asset value of the Fund's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (currently 4:00 p.m. Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

         The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.


         Generally, trading in and valuation of securities in Poland is substantially completed each day prior to the close of the NYSE. In addition, trading in and valuation of those securities may not take place on every day in which the NYSE is open for trading. In that case, the price used to determine the Fund's net asset value on the last day on which such exchange was open will be used, unless the Trust's Board of Trustees determines that a different price should be used. Furthermore, trading takes place in Poland on days in which the NYSE is not open for trading and on which the Fund's net asset value is not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which the Fund calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE that will not be reflected in the computation of the Fund's net asset value unless the Board or its delegates deem that such events would materially affect the net asset value, in which case an adjustment would be made.


         Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust's Pricing Committee pursuant to procedures approved by or under the direction of the Board.

         The Fund's securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

         Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

         An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. If an options exchange closes after the time at which the Fund's net asset value is calculated, the last sale or last bid and asked prices as of that time will be used to calculate the net asset value.

         Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board in good faith will establish a conversion rate for such currency.

         All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.



                                    TAXATION

         The Fund will be taxed, under the Code, as a separate entity from any other series of the Trust, and it intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of interest and dividend income, net short-term capital gains and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

         In order to qualify for treatment as a RIC, the Fund must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements. Among these requirements are, in general, the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) less than 30% of the Fund's gross income each taxable year may be derived from the sale or other disposition of securities held for less than three months; (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

         The Fund intends to declare and pay dividends and other distributions annually, as stated in the Prospectus. In order to avoid the payment of any federal excise tax based on net income, the Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

         The use of hedging strategies, such as entering into forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

         For accounting purposes, when the Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by the Fund upon the expiration or sale of such options held by the Fund generally will be capital gain or loss.

         Any security, option, or other position entered into or held by the Fund that substantially diminishes the Fund's risk of loss from any other position held by that Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Fund that may mitigate the effects of the straddle rules.

         Certain options and forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

         Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts and foreign currency-denominated payables and receivables is treated as ordinary income or loss. Some part of the Fund's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under
Section 988 of the Code, rather than as capital gain or loss.

         The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. The Fund may also be subject to special rules under the Code that apply to income derived from stock issued by a "passive foreign investment company" ("PFIC"), which might subject the Fund to a non-deductible federal income tax. The Fund may be able to avoid the PFIC tax by electing to be taxed on its share of PFIC income (whether or nor such income is actually distributed by the PFIC. The Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC before an investment is made, however, the Fund may incur the PFIC tax in some instances.

         Redemptions and exchanges of shares of the Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends with respect to such shares during such six-month period. All or a portion of a loss realized upon the redemption of shares of the Fund may be disallowed to the extent shares of the Fund are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

         Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.

         The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund. The law firm of Heller, Ehrman, White & McAuliffe has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.

                           DIVIDENDS AND DISTRIBUTIONS

         Dividends from the Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

         Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

         The Fund or any securities dealer effecting a redemption of the Fund's shares by a shareholder will be required to file information reports with the IRS with respect to distributions and payments made to the shareholder. In addition, the Fund will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and made certain required certifications on the Account Application Form or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding. Amounts withheld under these rules will be creditable against a shareholder's federal income tax liability.



                             PERFORMANCE INFORMATION

Total Return

         Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

         P(1 + T)n = ERV

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Yield

         Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's investment income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD = 2 [(a-b + 1)6 - 1]
                    ----
                     cd
                                                      B-18
where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends and "d" equals the maximum offering price per share on the last day of the period.

         Except as noted below, in determining net investment income earned during the period ("a" in the above formula), the Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.

         For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other information

         Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                               GENERAL INFORMATION

         The Trust is a newly organized entity and has no prior business history. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Fund's liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

         The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

         If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created two series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are be allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

         Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.


         The Fund's custodian, Star Bank, 425 Walnut Street, Cincinnati, Ohio 45202 is responsible for holding the Funds' assets. Citibank, N.A. acts as the Fund's sub-custodian in Poland. American Data Services, 24 W. Carver Street, Huntington, NY 11743 acts as the Fund's accounting services agent. The Fund's independent accountants, McGladrey

& Pullen, LLP, 555 Fifth Avenue, New York, NY 10017, assist in the preparation of certain reports to the Securities and Exchange Commission and the Fund's tax returns.


         Shares of the Fund owned by the Trustees and officers as a group were less than 1% at , 1997.

                                    APPENDIX

                             Description of Ratings

Moody's Investors Service, Inc.: Corporate Bond Ratings

         Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa---Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

         A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Corporation: Corporate Bond Ratings

         AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

         Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

         Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

                                     PART C
                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits.
         (a)      Financial Statements:

         The  following   financial   statements  are  included  in  Part  B  of
Pre-Effective Amendment No. 1 to the Registration Statement and incorporated herein by reference:

         Statement of Assets and Liabilities, February 25, 1997
         Notes to Statement of Assets and Liabilities


         (b)      Exhibits:
                  (1)      Agreement and Declaration of Trust (1)
                  (2)      By-Laws (1)
                  (3)      Not applicable
                  (4)      Specimen stock certificates (3)
                  (5)      Form of Investment Advisory Agreement (2)
                  (6)      Distribution Agreement (2)
                  (7)      Not applicable
                  (8)      Custodian Agreement (3)
                  (9) (1) Administration Agreement with Investment Company Administration Corporation (2)
                           (2) Fund Accounting Service Agreement (2)
                           (3) Transfer Agency and Service Agreement (2)
                  (10)     Opinion and consent of counsel (3)
                  (11)     Consent of Independent Auditors
                  (12)     Not applicable
                  (13)     Investment letters (3)
                  (14)     Individual Retirement Account forms (4)
                  (15)     Not applicable
                  (16)     Not applicable


         (1) Previously filed with the Registration Statement on Form N-1A(File No. 333-17391) on December 6, 1996 and incorporated herein by reference.

         (2) Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A(File No. 333-17391) on January 29, 1997 and incorporated herein by reference.

         (3) Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A(File No. 333-17391) on February 28, 1997 and incorporated herein by reference.

         (4) To be filed by amendment.

Item 25.  Persons Controlled by or under Common Control with Registrant.

         None.

Item 26.  Number of Holders of Securities.



     As of March 31, 1997, there were 14 holders of shares of beneficial interest of the American Trust Allegiance Fund series of the Registrant, and 2 holders of shares of the InformationTech 100 Fund series.

Item 27.  Indemnification.

         Article VI of Registrant's By-Laws states as follows:
         Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

         Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

         (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

         (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

         (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

         The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

         Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

         Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

         No indemnification shall be made under Sections 2 or 3 of this Article:

         (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

         (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

         (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

         Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

         Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:


         (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

         (b)      A written opinion by an independent legal counsel.

         Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i)security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

         Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

         Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

         (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

         (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

         Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

         Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

Item 28.  Business and Other Connections of Investment Adviser.

         The information required by this item with respect to American Trust Company is as follows:

                  American Trust Company is a trust company chartered under the laws of the State of New Hampshire. Its President and Director, Paul H. Collins, is a director of:

                  MacKenzie-Childs, Ltd.
                  3260 State Road 90
                  Aurora, New York 13026

                  Great Northern Arts
                  Castle Music, Inc.
                  World Family Foundation
                  all with an address at
                  Gordon Road, Middletown, New York

         Robert E. Moses, a Director of American Trust Company, is a director of:

                  Mascoma Mutual Hold Corp.
                  One The Green
                  Lebanon, NH 03766

         Information required by this item is contained in the Form ADV of the following entities and is incorporated herein by reference:

         Name of investment adviser                                    File No.

         Bay Isle Financial Corporation                                801-27563
         Kaminski Asset Management, Inc.                               801-53485

Item 29.  Principal Underwriters.

         (a) The Registrant's principal underwriter also acts as principal underwriter for the following investment companies:


                  Guinness  Flight  Investment Funds,  Inc.
                  Jurika & Voyles Mutual Funds
                  Hotchkis and Wiley Funds
                  Kayne Anderson Mutual Funds
                  Masters'  Select  Investment Trust
                  PIC Investment Trust
                  Professionally  Managed  Portfolios
                  Rainier  Investment  Management Mutual Funds
                  RNC Mutual Fund Group, Inc.
                  O'Shaughnessy Funds, Inc.

         (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

                           Position and Offices            Position and
Name and Principal         with Principal                  Offices with
Business Address           Underwriter                     Registrant


Robert H. Wadsworth        President                       Vice
4455 E. Camelback Road     and Treasurer                   President
Suite 261E
Phoenix, AZ  85018

Eric M. Banhazl             Vice President                 President,
2025 E. Financial Way                                      Treasurer
Glendora, CA 91741                                         and Trustee


Steven J. Paggioli          Vice President &               Vice
479 West 22nd Street        Secretary                      President
New York, New York 10011



         (c)  Not applicable.

Item 30. Location of Accounts and Records.


         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the following persons:

         (a) the documents required to be maintained by paragraph (4) of Rule 31a-1(b) will be maintained by the Registrant;

         (b) the documents  required to be  maintained  by paragraphs  (5), (6),
(10) and (11) of Rule 31a-1(b) will be maintained by the respective investment advisors:

         American Trust Company, One Court Street, Lebanon, NH 03766
         Bay Isle Financial Corporation, 160 Sansome Street, San Francisco, CA
                  94104
         Kaminski Asset Management, Inc., 210 snd Street, North, #050,
                  Minneapolis, MN 55401

         (c) all other documents will be maintained by Registrant's custodian, Star Bank, 425 Walnut Street, Cincinnati, OH 45202.

Item 31. Management Services.


         Not applicable.

Item 32. Undertakings.

         Registrant hereby undertakes to:


         (a) File a post-effective amendment for the Kaminski Poland Fund series, using financial statements which may not be certified, within four to six months of the effective date of this Registration Statement as such requirement is interpreted by the staff of the commission; and


         (b) Furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

         (c) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

                                                    SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Phoenix and State of Arizona on the 7th day of April, 1997.

                                                    ADVISORS SERIES TRUST


                                                     By   /s/ Eric M. Banhazl
                                                           Eric M. Banhazl
                                                             President

         This Amendment to the Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities indicated on April 7, 1997.




/s/ Eric M. Banhazl*                        President, Principal Financial
Eric M. Banhazl                             and Accounting Officer, and Trustee



/s/ Walter E. Auch Sr.*                              Trustee
Walter E. Auch, Sr.


/s/ Donald E. O'Connor*                              Trustee
Donald E. O'Connor


/s/ George T. Wofford III*                           Trustee
George T. Wofford III

* /s/ Robert H. Wadsworth
By: Robert H. Wadsworth
      Attorney in Fact